Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Schedule of effects of reinsurance

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2019	2018	2017

Face amount of policies in force	$72,193	$80,872	$86,587

Premiums:
Direct - written	$4,094	$2,812	$3,145
Direct - change in unearned	—	—	5
Direct - earned	4,094	2,812	3,150

Ceded to affiliate - written	(4,094)	(2,812)	(3,145)
Ceded to affiliate - change in unearned	—	—	(5)
Ceded to affiliate - earned	(4,094)	(2,812)	(3,150)

Premiums - written, net	—	—	5
Premiums - change in unearned, net	—	—	(5)
Premiums, net	$—	$—	$—

Contract charges:
Direct	$10,935	$7,535	$3,498
Ceded to affiliate	(10,935)	(7,535)	(3,498)
Contract charges, net	$—	$—	$—

Claims, benefits and losses incurred:
Direct	$4,317	$2,507	$2,779
Ceded to affiliate	(4,317)	(2,507)	(2,777)

Claims, benefits and losses, net	$—	$—	$2

Interest credited to policyholder account balances:
Direct	$34,571	$41,175	$30,469
Ceded to affiliate	(34,531)	(41,190)	(30,469)
Interest credited to policyholder account balances, net	$40	$(15)	$—